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State Street Corp.
Legal Services Department
P.O. Box 5049
Boston, MA 02206-5049

February 4, 2005

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

RE:      Wasatch Funds, Inc. (the "Company")
         File Nos. 33-010451, 811-04920
         Post-Effective Amendment No. 34
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Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Company this letter as certification that the Prospectus dated January 31, 2005 for Wasatch Core Growth Fund, Wasatch Global Science & Technology Fund, Wasatch Heritage Growth Fund, Wasatch International Growth Fund, Wasatch International Opportunities Fund, Wasatch Micro Cap Fund, Wasatch Micro Cap Value Fund, Wasatch Small Cap Growth Fund, Wasatch Small Cap Value Fund, Wasatch Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund does not differ from that contained in Post-Effective Amendment No. 34 to the Company's Registration Statement on Form N-1A that was filed electronically via EDGAR on January 31, 2005 (Accession # 0000950135-05-000377).

If you have any questions concerning this filing, you may contact me at
(617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
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Francine S. Hayes
Vice President and Counsel

cc:      A. Palmer
         M. Radmer